Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000052896 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[1],[2]
C000052896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1]
C000052896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
C000052896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[1]
C000052896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000052896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1]
C000052896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000052896 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
C000052896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000052896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[1]
C000052896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000052896 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1],[3]
C000052896 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
C000052896 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
C000052896 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000052896 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
C000052896 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	35.50%	[1]
C000052896 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000052896 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000052896 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000052896 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000052896 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
C000055846 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[4],[5]
C000055846 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[4]
C000055846 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[4]
C000055846 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[4]
C000055846 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[4]
C000055846 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[4]
C000055846 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[4]
C000055846 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[4]
C000055846 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[4]
C000055846 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[4]
C000055846 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[4]
C000055846 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[4]
C000055846 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000055846 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000055846 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000055846 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
C000055846 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%	[4]
C000055846 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000055846 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%	[4]
C000055846 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	75.50%	[4]
C000055846 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000055846 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000061363 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%	[6],[7]
C000061363 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[6]
C000061363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[6]
C000061363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[6]
C000061363 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000061363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[6]
C000061363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[6]
C000061363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[6]
C000061363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[6]
C000061363 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[6]
C000061363 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[6]
C000061363 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6],[8]
C000061363 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.10%	[6]
C000061363 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000061363 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%	[6]
C000061363 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000061363 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.30%	[6]
C000061363 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.50%	[6]
C000061363 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.90%	[6]
C000061363 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.20%	[6]
C000061363 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.30%	[6]
C000061363 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.10%	[6]
C000061364 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[9],[10]
C000061364 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[9]
C000061364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%	[9]
C000061364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[9]
C000061364 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[9]
C000061364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[9]
C000061364 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[9]
C000061364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[9]
C000061364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[9]
C000061364 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[9]
C000061364 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[9]
C000061364 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[9],[11]
C000061364 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%	[9]
C000061364 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.10%	[9]
C000061364 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
C000061364 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.10%	[9]
C000061364 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.30%	[9]
C000061364 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.40%	[9]
C000061364 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.80%	[9]
C000061364 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.10%	[9]
C000061364 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000061364 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	63.10%	[9]
C000140338 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[12]
C000140338 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[12]
C000140338 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[12]
C000140338 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[12]
C000140338 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[12]
C000140338 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[12]
C000140338 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[12]
C000140338 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[12]
C000140338 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[12]
C000140338 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[12]
C000140338 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[12],[13]
C000140338 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%	[12]
C000140338 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	68.80%	[12]
C000140338 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	20.00%	[12]
C000140338 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	0.10%	[12]
C000140338 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	0.60%	[12]
C000140338 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	5.50%	[12]
C000148919 [Member] | Kweichow Moutai Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[14]
C000148919 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[14]
C000148919 [Member] | Zijin Mining Group Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000148919 [Member] | China Merchants Bank Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000148919 [Member] | Foxconn Industrial Internet Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[14]
C000148919 [Member] | Ping An Insurance Group Co of China Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[14]
C000148919 [Member] | Zhongji Innolight Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[14]
C000148919 [Member] | China Yangtze Power Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[14]
C000148919 [Member] | Hygon Information Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[14]
C000148919 [Member] | Agricultural Bank of China Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[14]
C000148919 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[14]
C000148919 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[14]
C000148919 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[14]
C000148919 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[14]
C000148919 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[14]
C000148919 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[14]
C000148919 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[14]
C000148919 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[14]
C000148919 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[14]
C000148919 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[14]
C000148919 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[14]
C000149147 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[15],[16]
C000149147 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[15]
C000149147 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[15]
C000149147 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[15]
C000149147 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[15]
C000149147 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[15]
C000149147 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[15]
C000149147 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[15]
C000149147 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[15]
C000149147 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[15]
C000149147 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[15]
C000149147 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[15]
C000149147 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%	[15]
C000149147 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.20%	[15]
C000149147 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.70%	[15]
C000149147 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.90%	[15]
C000149147 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.90%	[15]
C000149147 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.80%	[15]
C000149147 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.50%	[15]
C000149147 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	16.00%	[15]
C000149147 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	8.10%	[15]
C000149147 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.20%	[15]
C000149148 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[17],[18]
C000149148 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[17]
C000149148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[17]
C000149148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[17]
C000149148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[17]
C000149148 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[17]
C000149148 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[17]
C000149148 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[17]
C000149148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[17]
C000149148 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%	[17]
C000149148 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[17]
C000149148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[17]
C000149148 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.60%	[17]
C000149148 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	15.30%	[17]
C000149148 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.00%	[17]
C000149148 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.50%	[17]
C000149148 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.70%	[17]
C000149148 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.10%	[17]
C000149148 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.80%	[17]
C000149148 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%	[17]
C000149148 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%	[17]
C000149148 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.30%	[17]
C000149539 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[19],[20]
C000149539 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[19]
C000149539 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[19]
C000149539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[19]
C000149539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[19]
C000149539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[19]
C000149539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[19]
C000149539 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[19]
C000149539 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[19]
C000149539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[19]
C000149539 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[19]
C000149539 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[19],[21]
C000149539 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.80%	[19]
C000149539 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.10%	[19]
C000149539 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.10%	[19]
C000149539 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.80%	[19]
C000149539 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.10%	[19]
C000149539 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.60%	[19]
C000149539 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.70%	[19]
C000149539 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.50%	[19]
C000149539 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%	[19]
C000149539 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	62.50%	[19]
C000156614 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[22],[23]
C000156614 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[22]
C000156614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[22]
C000156614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[22]
C000156614 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[22]
C000156614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[22]
C000156614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[22]
C000156614 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[22]
C000156614 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[22]
C000156614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[22]
C000156614 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[22]
C000156614 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[22]
C000156614 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%	[22]
C000156614 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%	[22]
C000156614 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	30.00%	[22]
C000156614 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%	[22]
C000156614 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.40%	[22]
C000156614 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.50%	[22]
C000156614 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%	[22]
C000156614 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.50%	[22]
C000156614 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%	[22]
C000156614 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%	[22]

[1]	Excludes money market funds.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Ten largest sectors are presented. Additional sectors are found in Other.
[4]	Excludes money market funds.
[5]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[6]	Excludes money market funds.
[7]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[8]	Ten largest sectors are presented. Additional sectors are found in Other.
[9]	Excludes money market funds.
[10]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[11]	Ten largest sectors are presented. Additional sectors are found in Other.
[12]	Excludes money market funds.
[13]	Ten largest sectors are presented. Additional sectors are found in Other.
[14]	Excludes money market funds.
[15]	Excludes money market funds.
[16]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[17]	Excludes money market funds.
[18]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[19]	Excludes money market funds.
[20]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[21]	Ten largest sectors are presented. Additional sectors are found in Other.
[22]	Excludes money market funds.
[23]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.